UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Northwestern Mutual Life Insurance Company
Address: 720 East Wisconsin Avenue
         Milwaukee, WI  53202

13F File Number:  28-00229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark G. Doll
Title:     Senior Vice President (Public Markets)
Phone:     414-665-3336

Signature, Place, and Date of Signing:

/s/  Mark G. Doll     Milwaukee, WI     November 14, 2006


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

28-01096                  Frank Russell Trust Company
28-01190                  Frank Russell Company
28-05583                  Northwestern Investment Management Company,  LLC
28-10206                  Mason Street Advisors,  LLC
28-11160                  Northwestern Mutual Wealth Management Company